Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 901	$ 743	$ 1,620	$ 1,176	$ 2,928	$ 691
Cost of sales	431	549	680	1,029	1,687	1,332
Gross Profit	470	194	940	147	1,241	(641)
Operating Expenses
Research and development	708	901	1,377	1,735	3,163	2,828
Sales and marketing	1,448	1,883	2,829	3,909	6,778	7,833
General and administrative	2,186	1,732	4,112	3,711	7,027	7,423
Total Operating Expenses	4,342	4,516	8,318	9,355	16,968	18,084
Loss from Operations	(3,872)	(4,322)	(7,378)	(9,208)	(15,727)	(18,725)
Other Income (Expense)
Gain on investments	39	37	66	93	167	180
Interest expense			(34)		(21)	(354)
Other income (expense), net	7		(56)			(18)
Total Other Income (Expense), net	46	37	(24)	93	146	(192)
Net Loss	$ (3,826)	$ (4,285)	$ (7,402)	$ (9,115)	$ (15,581)	$ (18,917)
Net Loss Per Share of Common Stock
Basic (in Dollars per share)	$ (8.16)	$ (26.27)	$ (17.94)	$ (60.02)	$ (68.71)	$ (188.93)
Diluted (in Dollars per share)	$ (8.16)	$ (26.27)	$ (17.94)	$ (60.02)	$ (68.71)	$ (188.93)
Weighted-Average Shares of Common Stock Outstanding
Basic (in Shares)	469	163	413	152	227	101
Diluted (in Shares)	469	163	413	152	227	101
Consolidated Statements of Comprehensive Loss:
Net loss	$ (3,826)	$ (4,285)	$ (7,402)	$ (9,115)	$ (15,581)	$ (18,917)
Unrealized gain on investments		3		16	16	(16)
Foreign currency translation adjustment		13	46	12	38	7
Total comprehensive loss	$ (3,826)	$ (4,269)	$ (7,356)	$ (9,087)	$ (15,527)	$ (18,926)